CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock - par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock - shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock - shares issued	0	0	0
Preferred stock - shares outstanding	0	0	0
Common stock - par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock - shares authorized	190,000,000	190,000,000	190,000,000
Common stock - shares issued	34,959,166	33,419,166	15,580,000
Common stock - shares outstanding	34,959,166	33,419,166	15,580,000